UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

AMG Funds

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2015 – April 30, 2016
(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2016

AMG Trilogy Global Equity Fund

Investor Class: TLGVX     |     Service Class: TLGSX     |     Institutional Class: TLGIX

AMG Trilogy Emerging Markets Equity Fund

Investor Class: TLEVX     |     Service Class: TLESX     |     Institutional Class: TLEIX

AMG Trilogy International Small Cap Fund

Investor Class: TLSVX     |     Service Class: TLSSX     |     Institutional Class: TLSIX

AMG Trilogy Emerging Wealth Equity Fund

Investor Class: TYWVX     |     Service Class: TYWSX     |     Institutional Class: TYWIX

www.amgfunds.com |	SAR004-0416

AMG Funds

Semi-Annual Report—April 30, 2016 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Trilogy Global Equity Fund	5

AMG Trilogy Emerging Markets Equity Fund	9

AMG Trilogy International Small Cap Fund	12

AMG Trilogy Emerging Wealth Equity Fund	15

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	18

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	25
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	27
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	28
Detail of changes in assets for the past two fiscal periods

Financial Highlights	30
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	38
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2016	Expense Ratio for the Period	Beginning Account Value 11/01/15	Ending Account Value 04/30/16	Expenses Paid During the Period*
AMG Trilogy Global Equity Fund
Investor Class
Based on Actual Fund Return	1.25%	$1,000	$935	$6.01
Hypothetical (5% return before expenses)	1.25%	$1,000	$1,019	$6.27
Service Class
Based on Actual Fund Return	0.85%	$1,000	$936	$4.09
Hypothetical (5% return before expenses)	0.85%	$1,000	$1,021	$4.27
Institutional Class
Based on Actual Fund Return	0.74%	$1,000	$937	$3.56
Hypothetical (5% return before expenses)	0.74%	$1,000	$1,021	$3.72
AMG Trilogy Emerging Markets Equity Fund
Investor Class
Based on Actual Fund Return	1.44%	$1,000	$1,014	$7.21
Hypothetical (5% return before expenses)	1.44%	$1,000	$1,018	$7.22
Service Class
Based on Actual Fund Return	1.19%	$1,000	$1,014	$5.96
Hypothetical (5% return before expenses)	1.19%	$1,000	$1,019	$5.97
Institutional Class
Based on Actual Fund Return	0.94%	$1,000	$1,017	$4.71
Hypothetical (5% return before expenses)	0.94%	$1,000	$1,020	$4.72
AMG Trilogy International Small Cap Fund
Investor Class
Based on Actual Fund Return	1.60%	$1,000	$986	$7.90
Hypothetical (5% return before expenses)	1.60%	$1,000	$1,017	$8.02
Service Class
Based on Actual Fund Return	1.21%	$1,000	$989	$5.98
Hypothetical (5% return before expenses)	1.21%	$1,000	$1,019	$6.07
Institutional Class
Based on Actual Fund Return	1.10%	$1,000	$989	$5.44
Hypothetical (5% return before expenses)	1.10%	$1,000	$1,019	$5.52
AMG Trilogy Emerging Wealth Equity Fund
Investor Class
Based on Actual Fund Return	1.44%	$1,000	$988	$7.12
Hypothetical (5% return before expenses)	1.44%	$1,000	$1,018	$7.22
Service Class
Based on Actual Fund Return	1.15%	$1,000	$989	$5.70
Hypothetical (5% return before expenses)	1.15%	$1,000	$1,019	$5.79
Institutional Class
Based on Actual Fund Return	1.05%	$1,000	$990	$5.21
Hypothetical (5% return before expenses)	1.05%	$1,000	$1,020	$5.29

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (182), then divided by 366.

Fund Performance (unaudited)

Periods ended April 30, 2016

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2016.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Since Inception	Inception Date
AMG Trilogy Global Equity Fund[2,3,4]
Investor Class	(6.49)%	(10.55)%	—	4.62%	3/1/2012
Service Class	(6.36)%	(10.21)%	3.82%	4.13%	3/1/2011
Institutional Class	(6.28)%	(10.05)%	3.90%	4.21%	3/1/2011
MSCI World Index (Net)[5,6]	(1.05)%	(4.17)%	5.96%	6.58%	3/1/2011	†
AMG Trilogy Emerging Markets Equity Fund[2,3,7,8,9]
Investor Class	1.39%	(13.58)%	—	(5.48)%	3/1/2012
Service Class	1.39%	(13.32)%	6.71%	(5.43)%	3/1/2011
Institutional Class	1.66%	(13.09)%	6.59%	(5.31)%	3/1/2011
MSCI Emerging Markets Index (Net)[6,10]	(0.13)%	(17.87)%	(4.61)%	(2.91)%	3/1/2011	†
AMG Trilogy International Small Cap Fund[2,3,8,11]
Investor Class	(1.37)%	(6.34)%	—	2.22%	7/15/2011
Service Class	(1.14)%	(5.90)%	0.89%	1.88%	3/1/2011
Institutional Class	(1.12)%	(5.87)%	0.99%	1.98%	3/1/2011
MSCI AC World Index ex-U.S. Small Cap (Net)[6,12]	2.86%	(3.59)%	1.99%	2.94%	3/1/2011	†
AMG Trilogy Emerging Wealth Equity Fund[2,3,7,8,13]
Investor Class	(1.18)%	(11.59)%	—	(6.93)%	3/19/2015
Service Class	(1.10)%	(11.52)%	—	(6.86)%	3/19/2015
Institutional Class	(1.01)%	(11.43)%	—	(6.70)%	3/19/2015
MSCI Emerging Markets Index (Net)[6,10]	(0.13)%	(17.87)%	—	(9.56)%	3/19/2015	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2016. All returns are in U.S. dollars ($).

[2]	The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital, and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.
[3]	Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.
[4]	The Fund is subject to risks associated with investments in mid-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[5]	The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Unlike the Fund, the MSCI World Index is unmanaged, is not available for investment, and does not incur expenses.
[6]	All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.
[7]	The Fund is subject to risks associated with investments in mid- and small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.
[8]	A short-term redemption fee of 2% will be charged on redemptions of Fund shares held for 60 days or less.
[9]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.
[10]	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. Unlike the Fund, the MSCI

Fund Performance (continued)

Emerging Markets Index is unmanaged, is not available for investment, and does not incur expenses.
[11]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[12]	The MSCI AC World Index ex-U.S. Small Cap covers all investable small-cap securities with a market capitalization below that of the companies in the MSCI Standard Indices (excluding USA), and target approximately 14% of each market’s free-float adjusted market capitalization. Unlike the Fund, the MSCI AC World Index ex-U.S. Small Cap is unmanaged, is not available for investment, and does not incur expenses.
[13]	Investing in initial public offerings (IPOs) is risky, and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Trilogy Global Equity Fund

Fund Snapshots (unaudited)

April 30, 2016

PORTFOLIO BREAKDOWN

Sector	AMG Trilogy Global Equity Fund*	MSCI World Index
Financials	22.0%	19.9%
Information Technology	20.2%	13.6%
Industrials	12.3%	11.0%
Consumer Discretionary	11.7%	13.0%
Health Care	10.3%	13.0%
Consumer Staples	7.8%	10.7%
Energy	6.7%	6.8%
Telecommunication Services	3.3%	3.6%
Materials	2.7%	4.9%
Utilities	0.7%	3.5%
Other Assets and Liabilities	2.3%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Samsung Electronics Co., Ltd.**	3.4%
JPMorgan Chase & Co.**	3.3
Alphabet, Inc., Class A**	3.1
Citigroup, Inc.**	2.5
Sprouts Farmers Market, Inc.	2.2
Union Pacific Corp.**	2.0
Cognizant Technology Solutions Corp., Class A**	2.0
T. Rowe Price Group, Inc.**	2.0
Roche Holding AG**	1.9
Schlumberger, Ltd.	1.8

Top Ten as a Group	24.2%

**	Top Ten Holdings as of October 31, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Trilogy Global Equity Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2016

	Shares	Value
Common Stocks - 97.1%
Consumer Discretionary - 11.7%
AutoZone, Inc. (United States)*	300	$229,569
Bayerische Motoren Werke AG (Germany)	3,123	288,921
CalAtlantic Group, Inc. (United States)[1]	9,727	314,863
Carnival PLC (United States)	15,398	768,037
Chipotle Mexican Grill, Inc. (United States)*,1	521	219,325
Cie Financiere Richemont, S.A. (Switzerland)	4,423	294,927
The Home Depot, Inc. (United States)	3,377	452,147
Honda Motor Co., Ltd. (Japan)	19,921	537,584
The Priceline Group, Inc. (United States)*	545	732,295
PulteGroup, Inc. (United States)	7,240	133,144
Sands China, Ltd. (Macau)	141,700	504,835
Suzuki Motor Corp. (Japan)	8,900	243,892
Tata Motors, Ltd., Sponsored ADR (India)*,1	5,612	170,493
Urban Outfitters, Inc. (United States)*	20,139	610,615
Whitbread PLC (United Kingdom)	4,911	278,366
Wyndham Worldwide Corp. (United States)	3,693	262,019
Total Consumer Discretionary		6,041,032
Consumer Staples - 7.8%
Ambev, S.A., ADR (Brazil)	60,824	340,006
Anheuser-Busch InBev N.V. (Belgium)	2,636	327,008
Diageo PLC (United Kingdom)	34,376	929,396
Japan Tobacco, Inc. (Japan)	7,700	314,606
The Kroger Co. (United States)	7,500	265,425
Magnit PJSC, Sponsored GDR (Russia)	5,959	206,181
Reckitt Benckiser Group PLC (United Kingdom)	3,335	324,893
Sprouts Farmers Market, Inc. (United States)*,1	39,758	1,116,007
Unilever NV (United Kingdom)	5,255	230,852
Total Consumer Staples		4,054,374
Energy - 6.7%
BP PLC (United Kingdom)	51,403	283,200
CNOOC, Ltd. (China)	185,400	229,029
EOG Resources, Inc. (United States)	10,620	877,424
FMC Technologies, Inc. (United States)*	9,744	297,095
Royal Dutch Shell PLC, A Shares (Netherlands)	5,874	153,859
Schlumberger, Ltd. (United States)	11,915	957,251
Suncor Energy, Inc. (Canada)	10,216	300,044
Tenaris, S.A. (Luxembourg)	12,508	169,140
TOTAL S.A. (France)	4,382	221,471
Total Energy		3,488,513

	Shares	Value
Financials - 22.0%
AIA Group, Ltd. (Hong Kong)	63,600	$380,621
Allianz SE (Germany)	1,859	316,269
American International Group, Inc. (United States)	8,245	460,236
Ameriprise Financial, Inc. (United States)	4,641	445,072
Banco Bradesco, S.A., ADR (Brazil)	54,797	409,330
BNP Paribas S.A. (France)	7,538	399,206
Capital One Financial Corp. (United States)	6,519	471,910
The Carlyle Group, L.P. (United States)	17,595	294,540
Citigroup, Inc. (United States)	28,159	1,303,199
Daiwa Securities Group, Inc. (Japan)	35,000	203,834
HSBC Holdings PLC (United Kingdom)	40,863	270,795
ICICI Bank, Ltd., Sponsored ADR (India)	35,907	253,144
Industrial & Commercial Bank of China, Ltd., Class H (China)	622,900	333,501
Intesa Sanpaolo S.p.A (Italy)	330,109	917,642
JPMorgan Chase & Co. (United States)	26,927	1,701,786
Morgan Stanley (United States)	12,741	344,772
Prudential PLC (United Kingdom)	9,110	179,828
Schroders PLC (United Kingdom)	9,204	338,822
St. James’s Place PLC (United Kingdom)	20,529	260,590
Sumitomo Mitsui Financial Group, Inc. (Japan)	21,850	657,504
Suruga Bank, Ltd. (Japan)	10,600	206,106
T. Rowe Price Group, Inc. (United States)	13,467	1,013,930
Tokio Marine Holdings, Inc. (Japan)	8,100	265,052
Total Financials		11,427,689
Health Care - 10.3%
Amgen, Inc. (United States)	5,898	933,653
Bayer AG (Germany)	3,028	349,938
Express Scripts Holding Co. (United States)*	10,781	794,883
Gilead Sciences, Inc. (United States)	5,296	467,160
Hoya Corp. (Japan)	3,600	137,859
Mettler-Toledo International, Inc. (United States)*	757	270,968
Novo Nordisk A/S, Class B (Denmark)	6,082	339,585
Perrigo Co. PLC (Ireland)	6,037	583,597
Roche Holding AG (Switzerland)	3,843	972,314
Sanofi (France)	2,349	193,621
Universal Health Services, Inc., Class B (United States)	2,200	294,096
Total Health Care		5,337,674

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Global Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 11.7%
Adecco, S.A. (Switzerland)	4,007	$258,666
Bureau Veritas S.A. (France)	32,378	767,467
Delta Air Lines, Inc. (United States)	5,381	224,226
Experian PLC (Ireland)	12,145	222,555
Hino Motors, Ltd. (Japan)	11,000	106,139
Koninklijke Philips N.V. (Netherlands)	10,013	275,144
Mitsubishi Electric Corp. (Japan)	25,100	266,748
Prysmian S.p.A. (Italy)	11,354	268,624
Rolls-Royce Holdings PLC (United Kingdom)*	18,230	178,841
Ryanair Holdings PLC, Sponsored ADR (Ireland)	5,856	474,043
Stericycle, Inc. (United States)*	6,033	576,514
Union Pacific Corp. (United States)	12,105	1,055,919
United Continental Holdings, Inc. (United States)*	6,807	311,829
United Rentals, Inc. (United States)*	3,585	239,944
Wolseley PLC (Switzerland)	15,374	861,133
Total Industrials		6,087,792
Information Technology - 20.2%
Alphabet, Inc., Class A (United States)*	2,248	1,591,314
Alphabet, Inc., Class C (United States)*	608	421,350
Alps Electric Co., Ltd. (Japan)	10,252	177,192
Apple, Inc. (United States)	5,773	541,161
Baidu, Inc., Sponsored ADR (China)*	4,482	870,853
Broadcom, Ltd. (Singapore)	1,477	215,273
Cognizant Technology Solutions Corp., Class A (United States)*	18,022	1,051,944
Intuit, Inc. (United States)	1,728	174,338
Juniper Networks, Inc. (United States)	40,513	948,004
MasterCard, Inc., Class A (United States)	9,719	942,646
Micron Technology, Inc. (United States)*	33,946	364,920
Microsoft Corp. (United States)	8,273	412,575
Samsung Electronics Co., Ltd., GDR (South Korea)	3,195	1,744,656
SAP SE (Germany)	4,690	367,984
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	14,619	344,862
Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	36,445	295,292
Total Information Technology		10,464,364
Materials - 2.7%
Akzo Nobel NV (Netherlands)	4,047	287,527
Glencore PLC (Switzerland)	172,747	412,853

	Shares	Value
LyondellBasell Industries N.V., Class A (United States)	3,381	$279,507
Methanex Corp. (Canada)	5,039	176,163
Umicore, S.A. (Belgium)[1]	4,927	245,955
Total Materials		1,402,005
Telecommunication Services - 3.3%
Bharti Airtel, Ltd. (India)	71,822	392,896
SoftBank Group Corp. (Japan)	13,200	709,771
Telenor ASA (Norway)[1]	11,338	195,084
Vodafone Group PLC (United Kingdom)	122,992	396,262
Total Telecommunication Services		1,694,013
Utilities - 0.7%
NRG Energy, Inc. (United States)	21,961	331,611
Total Common Stocks (cost $49,172,837)		50,329,067
Preferred Stocks - 0.0%#
Industrials - 0.0%#
Rolls-Royce Holdings PLC, Class C (United Kingdom)* (cost $1,881)	1,294,330	1,891
Warrants - 0.6%
Industrials - 0.6%
Bharti Infratel, Ltd., 06/26/18 (Netherlands)*	47,329	265,516
Bharti Infratel, Ltd., 08/05/19 (Netherlands)*	12,389	69,502
Total Industrials		335,018
Total Warrants (cost $165,391)		335,018

	Principal
	Amount
Short-Term Investments - 2.8%
Repurchase Agreements - 1.7%[2]
Nomura Securities International, Inc., dated 04/29/16, due 05/02/16, 0.320%, total to be received $902,219 (colleteralized by various U.S. Government Agency Oligations, 0.000% - 9.500%, 05/15/16 - 03/20/66, totaling $920,239)	$902,195	902,195

	Shares
Other Investment Companies - 1.1%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.37%	565,953	565,953
Total Short-Term Investments (cost $1,468,148)		1,468,148

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Global Equity Fund

Schedule of Portfolio Investments (continued)

Value
Total Investments - 100.5% (cost $50,808,257)	$52,134,124
Other Assets, less Liabilities - (0.5)%	(273,497)
Net Assets - 100.0%	$51,860,627

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Emerging Markets Equity Fund

Fund Snapshots (unaudited)

April 30, 2016

PORTFOLIO BREAKDOWN

Sector	AMG Trilogy Emerging Markets Equity Fund*	MSCI Emerging Markets Index
Financials	30.5%	27.4%
Information Technology	23.0%	19.8%
Consumer Discretionary	13.5%	9.8%
Industrials	8.3%	6.8%
Materials	6.0%	7.0%
Consumer Staples	4.6%	8.4%
Health Care	3.7%	2.6%
Energy	3.6%	8.1%
Utilities	2.5%	3.2%
Telecommunication Services	1.8%	6.9%
Other Assets and Liabilities	2.5%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.**	3.5%
Sberbank of Russia**	3.4
Baidu, Inc.**	3.3
Samsung Electronics Co., Ltd.**	3.0
Alibaba Group Holding, Ltd., Sponsored ADR**	2.9
Credicorp, Ltd.	2.1
The Bidvest Group, Ltd.	2.0
Grupo Financiero Banorte, S.A.B. de C.V.	2.0
Itau Unibanco Holding, S.A., Class H	2.0
China Petroleum & Chemical Corp.**	1.9

Top Ten as a Group	26.1%

**	Top Ten Holdings as of October 31, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2016

	Shares	Value
Common Stocks - 97.0%
Consumer Discretionary - 13.0%
ANTA Sports Products, Ltd. (China)	412,108	$1,049,733
Brilliance China Automotive Holdings, Ltd. (Hong Kong)	826,000	814,721
Coway Co., Ltd. (South Korea)	6,534	565,699
Dongfeng Motor Group Co., Ltd., Class H (China)	1,074,988	1,174,735
Feng TAY Enterprise Co., Ltd. (Taiwan)	180,000	773,431
Genting Bhd (Malaysia)	116,366	263,062
Hankook Tire Co., Ltd. (South Korea)	24,429	1,136,276
Hanon Systems (South Korea)	61,507	553,725
Hyundai Motor Co. (South Korea)	10,382	1,302,646
Makalot Industrial Co., Ltd. (Taiwan)	62,000	330,330
Maruti Suzuki India, Ltd. (India)	13,399	764,794
Naspers, Ltd., N Shares (South Africa)	8,546	1,176,027
Sands China, Ltd. (Macau)	289,247	1,030,500
Shenzhou International Group Holdings, Ltd. (China)	210,000	1,085,601
Woolworths Holdings, Ltd. (South Africa)	72,625	467,654
Total Consumer Discretionary		12,488,934
Consumer Staples - 4.6%
Ambev, S.A., ADR (Brazil)	156,880	876,959
BGF retail Co., Ltd. (South Korea)	1,727	280,969
Gruma S.A.B de CV, Class B (Mexico)	42,400	618,035
Lenta, Ltd., GDR (Russia)*	49,274	317,817
Magnit PJSC, Sponsored GDR (Russia)	36,215	1,253,040
President Chain Store Corp. (Taiwan)	84,485	597,341
Shoprite Holdings, Ltd. (South Africa)	36,531	439,648
Total Consumer Staples		4,383,809
Energy - 3.6%
China Petroleum & Chemical Corp., ADR (China)[1]	26,214	1,855,165
CNOOC, Ltd., Sponsored, ADR (China)	13,349	1,647,667
Total Energy		3,502,832
Financials - 30.5%
AIA Group, Ltd. (Hong Kong)	226,000	1,352,521
Axis Bank, Ltd. (India)	116,825	830,199
Banco Bradesco, S.A., ADR (Brazil)	179,759	1,342,800
Banco de Chile, ADR (Chile)	19,194	1,264,117
Bancolombia, S.A., Sponsored ADR (Colombia)[1]	25,924	1,003,000
Bangkok Bank PCL (Thailand)	144,700	686,015
Bank Mandiri Persero Tbk PT (Indonesia)	1,458,393	1,060,142

	Shares	Value
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,229,247	$960,639
BB Seguridade Participacoes, S.A. (Brazil)	80,897	703,769
BDO Unibank, Inc. (Philippines)	383,280	816,521
Credicorp, Ltd. (Peru)	13,655	1,985,710
Dongbu Insurance Co., Ltd. (South Korea)	22,962	1,407,472
Emaar Malls Group PJSC (United Arab Emirates)	1,443,234	1,129,720
FirstRand, Ltd. (South Africa)	295,926	951,139
Grupo Financiero Banorte, S.A.B. de C.V. (Mexico)	332,300	1,889,349
Housing Development Finance Corp., Ltd. (India)	72,611	1,189,892
ICICI Bank, Ltd., Sponsored ADR (India)	126,069	888,786
Industrial & Commercial Bank of China, Ltd., Class H (China)	2,503,412	1,340,329
Itau Unibanco Holding, S.A., Class H, Sponsored ADR (Brazil)[1]	197,099	1,878,353
Kasikornbank PCL (Thailand)	206,500	985,257
Kasikornbank PCL, NVDR (Thailand)	58,200	275,944
PICC Property & Casualty Co., Ltd., Class H (China)	793,288	1,443,053
Sberbank of Russia, Sponsored ADR (Russia)	403,508	3,244,256
Shinhan Financial Group Co., Ltd. (South Korea)	19,504	715,133
Total Financials		29,344,116
Health Care - 3.7%
Aspen Pharmacare Holdings, Ltd. (South Africa)*	43,315	1,021,880
Life Healthcare Group Holdings, Ltd. (South Africa)	370,963	973,148
Richter Gedeon Nyrt (Hungary)	80,607	1,601,305
Total Health Care		3,596,333
Industrials - 8.3%
Alfa S.A.B de CV, Class A (Mexico)	654,300	1,230,664
Alliance Global Group, Inc. (Philippines)	1,760,490	543,549
The Bidvest Group, Ltd. (South Africa)[1]	75,088	1,907,722
CCR, S.A. (Brazil)	162,586	757,797
Embraer, S.A., Sponsored ADR (Brazil)	37,649	869,692
Hyundai Glovis Co., Ltd. (South Korea)	3,913	650,404
KOC Holding A.S. (Turkey)	300,074	1,567,869
Zhuzhou CRRC Times Electric Co., Ltd., Class H (China)	73,500	418,196
Total Industrials		7,945,893
Information Technology - 23.0%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	36,324	2,794,769
Baidu, Inc., Sponsored ADR (China)*	16,242	3,155,821

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 23.0% (continued)
Cielo, S.A. (Brazil)	115,541	$1,120,385
Delta Electronics, Inc. (Taiwan)	292,720	1,355,915
HCL Technologies, Ltd. (India)	52,842	596,548
Hon Hai Precision Industry Co., Ltd. (Taiwan)	726,619	1,730,854
Infosys, Ltd., Sponsored ADR (India)	80,722	1,517,574
Lenovo Group, Ltd. (China)	808,000	639,202
Samsung Electronics Co., Ltd. (South Korea)	2,668	2,907,671
SK Hynix, Inc. (South Korea)	28,353	695,437
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	732,632	3,365,982
Tencent Holdings, Ltd. (China)	42,400	862,769
TOTVS, S.A. (Brazil)	52,549	429,498
Yandex NV, Class A (Russia)*	49,017	1,003,378
Total Information Technology		22,175,803
Materials - 6.0%
Grupo Mexico, S.A.B. de C.V., Series B (Mexico)	646,894	1,645,374
Korea Zinc Co., Ltd. (South Korea)	3,530	1,530,716
LG Chem, Ltd. (South Korea)	4,829	1,252,615
MMC Norilsk Nickel PJSC, ADR (Russia)	27,757	410,173
UPL, Ltd. (India)	117,187	948,013
Total Materials		5,786,891
Telecommunication Services - 1.8%
Bharti Airtel, Ltd. (India)	158,223	865,545
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	3,392,647	910,223
Total Telecommunication Services		1,775,768
Utilities - 2.5%
China Resources Power Holdings Co., Ltd. (Hong Kong)	350,000	589,487
Huaneng Renewables Corp., Ltd., Class H (China)	3,334,000	983,811
Power Grid Corp. of India, Ltd. (India)	366,399	790,270
Total Utilities		2,363,568
Total Common Stocks (cost $96,545,645)		93,363,947

	Shares	Value
Preferred Stocks - 0.5%
Consumer Discretionary - 0.5%
Lojas Americanas, S.A. (Brazil) (cost $422,826)	104,825	$487,664

	Principal Amount
Short-Term Investments - 4.8%
Repurchase Agreements - 3.4%[2]
BNP Paribas Securities Corp., dated 04/29/16,due 05/02/16, 0.300%, total to be received $315,270 (colleteralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 04/30/16 - 05/01/46, totaling $321,567)	$315,262	315,262
Citigroup Global Markets, Inc., dated 04/29/16,due 05/02/16, 0.300%, total to be received $1,000,025 (colleteralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 06/30/17 - 05/01/46, totaling $1,020,000)	1,000,000	1,000,000
Deutsche Bank Securities, Inc., dated 04/29/16,due 05/02/16, 0.310%, total to be received $1,000,026 (collateralized by a U.S. Government Agency Obligation, 0.000% - 5.846%, 10/14/16 - 07/20/58, totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 04/29/16, due 05/02/16, 0.320%, total to be received $1,000,027 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 05/15/16- 03/20/66,totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		3,315,262

	Shares
Other Investment Companies - 1.4%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.37%	1,319,733	1,319,733
Total Short-Term Investments (cost $4,634,995)		4,634,995
Total Investments - 102.3% (cost $101,603,466)		98,486,606
Other Assets, less Liabilities - (2.3)%		(2,168,805)
Net Assets - 100.0%		$96,317,801

The accompanying notes are an integral part of these financial statements.

AMG Trilogy International Small Cap Fund

Fund Snapshots (unaudited)

April 30, 2016

PORTFOLIO BREAKDOWN

	AMG Trilogy	MSCI AC
	International	World Index
Sector	Small Cap Fund*	ex-U.S. Small Cap
Financials	28.5%	21.0%
Consumer Discretionary	20.9%	16.0%
Industrials	17.4%	20.2%
Information Technology	10.0%	10.6%
Materials	8.0%	10.6%
Consumer Staples	7.2%	7.1%
Health Care	4.4%	7.4%
Energy	2.0%	3.6%
Telecommunication Services	0.0%	1.2%
Utilities	0.0%	2.3%
Other Assets and Liabilities	1.6%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
PureCircle, Ltd.**	3.4%
Speedy Hire PLC	3.2
Gulliver International Co., Ltd.**	3.1
Grand City Properties, S.A.**	3.0
AURELIUS SE & Co. KGaA	2.9
Entertainment One, Ltd.**	2.6
Wacker Neuson SE	2.6
Skandiabanken ASA	2.5
Wienerberger AG	2.3
UBISOFT Entertainment**	2.3

Top Ten as a Group	27.9%

** Top Ten Holdings as of October 31, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Trilogy International Small Cap Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2016

	Shares	Value
Common Stocks - 98.4%
Consumer Discretionary - 20.9%
Daiichikosho Co., Ltd. (Japan)	10,406	$436,238
Eclat Textile Co., Ltd. (Taiwan)	24,986	284,393
Entertainment One, Ltd. (Canada)	202,481	547,333
Feng TAY Enterprise Co., Ltd. (Taiwan)	59,000	253,513
Groupe Fnac, S.A. (France)*	909	52,490
Gulliver International Co., Ltd. (Japan)[1]	65,529	644,130
Haseko Corp. (Japan)	41,723	377,283
Inchcape PLC (United Kingdom)	33,535	331,974
Man Wah Holdings, Ltd. (Hong Kong)	239,090	278,825
Martinrea International, Inc. (Canada)	39,676	300,092
Stanley Electric Co., Ltd. (Japan)	9,812	199,500
Techtronic Industries Co. (Hong Kong)	53,870	201,941
Tom Tailor Holding AG (Germany)*	92,097	470,973
Total Consumer Discretionary		4,378,685
Consumer Staples - 7.2%
BGF retail Co., Ltd. (South Korea)	2,287	372,077
Oriflame Holding AG (Switzerland)*	22,082	444,633
PureCircle, Ltd. (Malaysia)*	126,437	703,875
Total Consumer Staples		1,520,585
Energy - 2.0%
Tsakos Energy Navigation, Ltd. (Greece)	66,372	422,126
Financials - 28.5%
Aareal Bank AG (Germany)	10,038	357,356
AURELIUS SE & Co. KGaA (Germany)	10,095	604,238
Azimut Holding S.p.A. (Italy)[1]	18,200	459,395
Banca Generali S.p.A. (Italy)	8,324	247,699
Banca IFIS S.p.A. (Italy)	11,998	343,927
BGEO Group PLC (United Kingdom)	7,600	254,299
BinckBank NV (Netherlands)	54,106	318,847
BUWOG AG (Austria)*	19,934	419,641
Close Brothers Group PLC (United Kingdom)	4,341	76,987
Dongbu Insurance Co., Ltd. (South Korea)	4,008	245,673
Grand City Properties, S.A. (Luxembourg)	28,048	620,551
Hoist Finance AB (Sweden)(a)	46,897	465,787
Leopalace21 Corp. (Japan)	78,698	472,230
Savills PLC (United Kingdom)	11,857	128,551
Skandiabanken ASA (Norway)*, (a)	89,561	523,019
Sumitomo Real Estate Sales Co., Ltd. (Japan)	10,800	216,572
Yes Bank, Ltd. (India)	16,285	230,843
Total Financials		5,985,615
Health Care - 4.4%
BioMerieux (France)	2,829	365,146

	Shares	Value
Gerresheimer AG (Germany)	4,001	$298,402
STADA Arzneimittel AG (Germany)	6,147	261,360
Total Health Care		924,908
Industrials - 17.4%
Ashtead Group PLC (United Kingdom)	34,256	455,586
Chiyoda Corp. (Japan)	55,956	424,352
Cramo OYJ (Finland)	19,183	384,404
Nishio Rent All Co., Ltd. (Japan)	14,600	383,938
Speedy Hire PLC (United Kingdom)	1,249,396	670,894
Voltas, Ltd. (India)	67,078	296,297
Wacker Neuson SE (Germany)[1]	32,024	542,479
Wienerberger AG (Austria)	24,622	486,328
Total Industrials		3,644,278
Information Technology - 10.0%
Alps Electric Co., Ltd. (Japan)	18,180	314,218
NICE-Systems, Ltd., ADR (Iceland)	4,898	312,737
PChome Online, Inc. (Taiwan)	29,000	306,515
Tieto OYJ (Finland)	12,429	326,614
UBISOFT Entertainment (France)*	16,452	477,523
XING AG (Germany)	1,846	350,467
Total Information Technology		2,088,074
Materials - 8.0%
Buzzi Unicem S.p.A. (Italy)	25,058	475,968
Cementir Holding S.p.A. (Italy)	86,090	454,504
Methanex Corp. (Canada)	11,059	386,761
Umicore, S.A. (Belgium)	7,233	361,070
Total Materials		1,678,303
Total Common Stocks (cost $20,130,347)		20,642,574
	Principal
	Amount
Short-Term Investments - 6.4%
Repurchase Agreements - 3.9%[2]
Nomura Securities International, Inc., dated 04/29/16, due 05/02/16, 0.320%, total to be received $819,710 (colleteralized by various U.S. Government Agency Oligations, 0.000% - 9.500%, 05/15/16 - 03/20/66,totaling $836,082)	$819,688	819,688

The accompanying notes are an integral part of these financial statements.

AMG Trilogy International Small Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 2.5%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.37%	528,438	$528,438
Total Short-Term Investments (cost $1,348,126)		1,348,126

Value
Total Investments - 104.8% (cost $21,478,473)	$21,990,700
Other Assets, less Liabilities - (4.8)%	(1,005,629)
Net Assets - 100.0%	$20,985,071

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Emerging Wealth Equity Fund

Fund Snapshots (unaudited)

April 30, 2016

PORTFOLIO BREAKDOWN

Sector	AMG Trilogy Emerging Wealth Equity Fund*	MSCI Emerging Markets Index
Information Technology	31.3%	19.8%
Consumer Discretionary	22.6%	9.8%
Financials	19.2%	27.4%
Consumer Staples	9.0%	8.4%
Industrials	5.9%	6.8%
Health Care	5.5%	2.6%
Energy	2.9%	8.1%
Materials	1.0%	7.0%
Telecommunication Services	0.0%	6.9%
Utilities	0.0%	3.2%
Other Assets and Liabilities	2.6%	0.0%

* As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Yum! Brands, Inc.**	5.1%
Citigroup, Inc.**	5.1
Baidu, Inc.**	4.8
Lenovo Group, Ltd.**	4.1
QUALCOMM, Inc.**	3.8
Sands China, Ltd.**	3.7
Alibaba Group Holding, Ltd., Sponsored ADR	3.6
Naspers, Ltd., N Shares**	3.5
Magnit PJSC, Sponsored GDR	3.3
Infineon Technologies AG**	3.2

Top Ten as a Group	40.2%

**	Top Ten Holdings as of October 31, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Trilogy Emerging Wealth Equity Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2016

	Shares	Value
Common Stocks - 96.0%
Consumer Discretionary - 21.2%
adidas AG (Germany)	1,856	$239,457
BorgWarner, Inc. (United States)	8,358	300,219
Hermes International (France)	670	238,626
LVMH Moet Hennessy Louis Vuitton SE (France)	3,296	549,154
Maruti Suzuki India, Ltd. (India)	7,176	409,595
Naspers, Ltd., N Shares (South Africa)	10,457	1,439,003
NIKE, Inc., Class B (United States)	6,874	405,154
The Priceline Group, Inc. (United States)*	697	936,531
Samsonite International, S.A. (United States)	61,200	196,822
Sands China, Ltd. (Macau)	428,000	1,524,835
Starbucks Corp. (United States)	1,560	87,719
Truworths International, Ltd. (South Africa)	17,420	130,079
The Walt Disney Co. (United States)	997	102,950
Yum! Brands, Inc. (United States)	26,354	2,096,724
Total Consumer Discretionary		8,656,868
Consumer Staples - 9.0%
Ambev, S.A., ADR (Brazil)	163,420	913,518
The Estee Lauder Cos., Inc., Class A (United States)	10,373	994,459
Gruma S.A.B de CV, Class B (Mexico)	20,800	303,187
Magnit PJSC, Sponsored GDR (Russia)	38,640	1,336,944
Shoprite Holdings, Ltd. (South Africa)	7,966	95,870
Total Consumer Staples		3,643,978
Energy - 2.9%
Halliburton Co. (United States)	2,956	122,112
Schlumberger, Ltd. (United States)	13,173	1,058,319
Total Energy		1,180,431
Financials - 19.2%
AIA Group, Ltd. (Hong Kong)	153,400	918,039
Banco Bradesco, S.A., ADR (Brazil)	30,333	226,587
Bank Mandiri Persero Tbk PT (Indonesia)	138,000	100,316
BB Seguridade Participacoes, S.A. (Brazil)	14,906	129,676
China Construction Bank Corp., Class H (China)	755,000	479,521
Citigroup, Inc. (United States)	44,854	2,075,843
Credicorp, Ltd. (Peru)	3,184	463,017
FirstRand, Ltd. (South Africa)	72,803	233,997
Housing Development Finance Corp., Ltd. (India)	50,742	831,520
ICICI Bank, Ltd., Sponsored ADR (India)	77,705	547,820

	Shares	Value
Industrial & Commercial Bank of China, Ltd., Class H (China)	877,000	$469,547
Kasikornbank PCL, NVDR (Thailand)	29,700	140,817
PICC Property & Casualty Co., Ltd., Class H (China)	112,000	203,737
Sberbank of Russia, Sponsored ADR (Russia)	127,001	1,021,104
Total Financials		7,841,541
Health Care - 5.5%
Agilent Technologies, Inc. (United States)	13,108	536,379
Aspen Pharmacare Holdings, Ltd. (South Africa)*	30,488	719,268
Fresenius SE & Co. KGaA (Germany)	3,623	264,184
Novo Nordisk A/S, Class B (Denmark)	6,648	371,187
Roche Holding AG (Switzerland)	1,383	349,912
Total Health Care		2,240,930
Industrials - 5.9%
3M Co. (United States)	1,617	270,653
The Bidvest Group, Ltd. (South Africa)	33,802	858,790
FANUC Corp. (Japan)	800	118,178
Hino Motors, Ltd. (Japan)	25,500	246,050
Kansas City Southern (United States)	9,712	920,212
Total Industrials		2,413,883
Information Technology - 31.3%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	19,151	1,473,478
Alphabet, Inc., Class A (United States)*	1,225	867,153
Baidu, Inc., Sponsored ADR (China)*	10,070	1,956,601
Cielo, S.A. (Brazil)	67,645	655,946
Cisco Systems, Inc. (United States)	23,684	651,073
Delta Electronics, Inc. (Taiwan)	8,000	37,057
Infineon Technologies AG (Germany)	90,889	1,296,772
Lenovo Group, Ltd. (China)	2,124,000	1,680,279
MasterCard, Inc., Class A (United States)	12,513	1,213,636
MercadoLibre, Inc. (Argentina)[1]	866	108,155
Microsoft Corp. (United States)	5,324	265,508
QUALCOMM, Inc. (United States)	30,279	1,529,695
Samsung Electronics Co., Ltd., GDR (South Korea)	807	440,669
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	15,412	363,569
Tencent Holdings, Ltd. (China)	9,800	199,413
Total Information Technology		12,739,004

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Emerging Wealth Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 1.0%
Asian Paints, Ltd. (India)	25,018	$326,337
Givaudan, S.A. (Switzerland)	44	86,850
Total Materials		413,187
Total Common Stocks (cost $38,489,130)		39,129,822
Preferred Stocks - 1.4%
Consumer Discretionary - 1.4%
Lojas Americanas, S.A. (Brazil) (cost $510,464)	121,936	567,269

	Principal Amount
Short-Term Investments - 2.8%
Repurchase Agreements - 0.2%[2]
Nomura Securities International, Inc., dated 04/29/16, due 05/02/16, 0.320%, total to be received $82,136 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 05/15/16 - 03/20/66,totaling $83,777)	$82,134	82,134

	Shares	Value
Other Investment Companies - 2.6%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.37%	1,042,390	$1,042,390
Total Short-Term Investments (cost $1,124,524)		1,124,524
Total Investments - 100.2% (cost $40,124,118)		40,821,615
Other Assets, less Liabilities - (0.2)%		(64,158)
Net Assets - 100.0%		$40,757,457

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At April 30, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Trilogy Global Equity Fund	$51,004,046	$5,885,555	$(4,755,477)	$1,130,078
AMG Trilogy Emerging Markets Equity Fund	103,336,631	7,047,542	(11,897,567)	(4,850,025)
AMG Trilogy International Small Cap Fund	21,497,566	2,741,394	(2,248,260)	493,134
AMG Trilogy Emerging Wealth Equity Fund	40,151,764	2,638,092	(1,968,241)	669,851

*	Non-income producing security.
#	Rounds to less than 0.05%.
[1]	Some or all of these securities were out on loan to various brokers as of April 30, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Trilogy Global Equity Fund	$868,158	1.7%
AMG Trilogy Emerging Markets Equity Fund	3,214,906	3.3%
AMG Trilogy International Small Cap Fund	738,950	3.5%
AMG Trilogy Emerging Wealth Equity Fund	81,054	0.2%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2016, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Trilogy International Small Cap Fund	$988,806	4.7%

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Trilogy Global Equity Fund†	MSCI World Index
Australia	0.0%	2.7%
Austria	0.0%	0.1%
Belgium	1.1%	0.5%
Brazil	1.5%	0.0%
Canada	0.9%	3.6%
China	2.8%	0.0%
Denmark	0.7%	0.8%
Finland	0.0%	0.4%
France	3.1%	3.7%
Germany	2.6%	3.4%
Hong Kong	0.8%	1.2%
India	1.6%	0.0%
Ireland	2.5%	0.2%
Israel	0.0%	0.3%
Italy	2.3%	0.8%
Japan	7.6%	8.7%
Luxembourg	0.3%	0.0%
Macau	1.0%	0.0%
Netherlands	2.1%	1.1%
New Zealand	0.0%	0.1%
Norway	0.4%	0.2%
Russia	0.4%	0.0%
Portugal	0.0%	0.1%
Singapore	0.4%	0.5%
South Korea	3.5%	0.0%
Spain	0.0%	1.2%
Sweden	0.6%	1.1%
Switzerland	5.5%	3.4%
Taiwan	0.7%	0.0%
United Kingdom	7.3%	7.3%
United States	50.3%	58.6%

	100.0%	100.0%

† As a percentage of long-term investments on April 30, 2016.

Country	AMG Trilogy Emerging Markets Equity Fund†	MSCI Emerging Markets Index
Brazil	9.0%	7.3%
Chile	1.3%	1.3%
China	19.7%	23.6%
Colombia	1.1%	0.5%
Czech Republic	0.0%	0.2%
Egypt	0.0%	0.2%
Greece	0.0%	0.4%
Hong Kong	2.9%	0.0%
Hungary	1.7%	0.3%
India	8.9%	8.1%
Indonesia	3.1%	2.6%
Macau	1.1%	0.0%
Malaysia	0.3%	3.4%
Mexico	5.7%	4.5%
Peru	2.1%	0.5%
Philippines	1.5%	1.4%
Poland	0.0%	1.3%
Qatar	0.0%	1.0%
Russia	6.6%	4.0%
South Africa	7.4%	7.6%
South Korea	13.9%	15.4%
Taiwan	8.7%	11.7%
Thailand	2.1%	2.2%
Turkey	1.7%	1.6%
United Arab Emirates	1.2%	0.9%

	100.0%	100.0%

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Trilogy International Small Cap Fund†	MSCI ACWI ex-U.S. Small Cap
Australia	0.0%	4.2%
Austria	4.4%	0.6%
Belgium	1.8%	1.2%
Brazil	0.0%	0.6%
Canada	6.0%	7.4%
Chile	0.0%	0.2%
China	0.0%	4.7%
Columbia	0.0%	0.1%
Denmark	0.0%	1.0%
Egypt	0.0%	0.1%
Finland	3.4%	1.0%
France	4.3%	3.3%
Germany	14.0%	4.4%
Greece	2.0%	0.1%
Hong Kong	2.3%	1.7%
Iceland	1.5%	0.0%
India	2.6%	2.3%
Indonesia	0.0%	0.5%
Ireland	0.0%	0.7%
Israel	0.0%	0.8%
Italy	9.6%	2.8%
Japan	16.8%	22.1%
Luxembourg	3.0%	0.0%
Malaysia	3.4%	0.8%
Mexico	0.0%	0.8%
Netherlands	1.5%	1.3%
New Zealand	0.0%	0.8%
Norway	2.5%	1.3%
Philippines	0.0%	0.3%
Poland	0.0%	0.2%
Portugal	0.0%	0.2%
Qatar	0.0%	0.1%
Russia	0.0%	0.1%
Singapore	0.0%	1.4%
South Africa	0.0%	1.2%
South Korea	3.0%	4.3%
Spain	0.0%	1.9%
Sweden	2.3%	3.8%
Switzerland	2.2%	3.0%
Taiwan	4.1%	3.7%
Thailand	0.0%	0.8%
Turkey	0.0%	0.3%
United Arab Emirates	0.0%	0.2%
United Kingdom	9.3%	13.7%

	100.0%	100.0%

Country	AMG Trilogy Emerging Wealth Equity Fund†	MSCI Emerging Markets Index
Argentina	0.3%	0.0%
Brazil	6.3%	7.3%
Chile	0.0%	1.3%
China	16.3%	23.6%
Colombia	0.0%	0.5%
Czech Republic	0.0%	0.2%
Denmark	0.9%	0.0%
Egypt	0.0%	0.2%
France	2.0%	0.0%
Germany	4.5%	0.0%
Greece	0.0%	0.4%
Hong Kong	2.3%	0.0%
Hungary	0.0%	0.3%
India	5.3%	8.1%
Indonesia	0.2%	2.6%
Japan	0.9%	0.0%
Macau	3.8%	0.0%
Malaysia	0.0%	3.4%
Mexico	0.8%	4.5%
Peru	1.2%	0.5%
Philippines	0.0%	1.4%
Poland	0.0%	1.3%
Qatar	0.0%	1.0%
Russia	5.9%	4.0%
South Africa	8.8%	7.6%
South Korea	1.1%	15.4%
Switzerland	1.1%	0.0%
Taiwan	1.0%	11.7%
Thailand	0.4%	2.2%
Turkey	0.0%	1.6%
United Arab Emirates	0.0%	0.9%
United States	36.9%	0.0%

	100.0%	100.0%

†	As a percentage of long-term investments on April 30, 2016.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of April 30, 2016: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active
	Markets for Identical	Significant Other	Significant
	Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG Trilogy Global Equity Fund
Investments in Securities
Common Stocks
Financials	$6,697,919	$4,729,770	—	$11,427,689
Information Technology	7,879,240	2,585,124	—	10,464,364
Industrials	2,882,475	3,205,317	—	6,087,792
Consumer Discretionary	3,124,470	2,916,562	—	6,041,032
Health Care	3,344,357	1,993,317	—	5,337,674
Consumer Staples	2,158,471	1,895,903	—	4,054,374
Energy	2,431,814	1,056,699	—	3,488,513
Telecommunication Services	—	1,694,013	—	1,694,013
Materials	455,670	946,335	—	1,402,005
Utilities	331,611	—	—	331,611
Preferred Stocks††	—	—	$1,891	1,891
Warrants†	—	335,018	—	335,018
Short-Term Investments
Repurchase Agreements	—	902,195	—	902,195
Other Investment Companies	565,953	—	—	565,953

Total Investments in Securities	$29,871,980	$22,260,253	$1,891	$52,134,124

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active
	Markets for Identical	Significant Other	Significant
	Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG Trilogy Emerging Markets Equity Fund
Investments in Securities
Common Stocks
Financials	$10,955,884	$18,388,232	—	$29,344,116
Information Technology	10,021,425	12,154,378	—	22,175,803
Consumer Discretionary	—	12,488,934	—	12,488,934
Industrials	2,858,153	5,087,740	—	7,945,893
Materials	1,645,374	4,141,517	—	5,786,891
Consumer Staples	3,065,851	1,317,958	—	4,383,809
Health Care	—	3,596,333	—	3,596,333
Energy	3,502,832	—	—	3,502,832
Utilities	—	2,363,568	—	2,363,568
Telecommunication Services	—	1,775,768	—	1,775,768
Preferred Stocks††	487,664	—	—	487,664
Short-Term Investments
Repurchase Agreements	—	3,315,262	—	3,315,262
Other Investment Companies	1,319,733	—	—	1,319,733

Total Investments in Securities	$33,856,916	$64,629,690	—	$98,486,606

	Quoted Prices in Active
	Markets for Identical	Significant Other	Significant
	Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG Trilogy International Small Cap Fund
Investments in Securities
Common Stocks
Financials	$382,850	$5,602,765	—	$5,985,615
Consumer Discretionary	1,231,889	3,146,796	—	4,378,685
Industrials	670,894	2,973,384	—	3,644,278
Information Technology	312,737	1,775,337	—	2,088,074
Materials	386,761	1,291,542	—	1,678,303
Consumer Staples	703,875	816,710	—	1,520,585
Health Care	—	924,908	—	924,908
Energy	422,126	—	—	422,126
Short-Term Investments
Repurchase Agreements	—	819,688	—	819,688
Other Investment Companies	528,438	—	—	528,438

Total Investments in Securities	$4,639,570	$17,351,130	—	$21,990,700

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active
	Markets for Identical	Significant Other	Significant
	Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG Trilogy Emerging Wealth Equity Fund
Investments in Securities
Common Stocks
Information Technology	$9,084,814	$3,654,190	—	$12,739,004
Consumer Discretionary	3,929,297	4,727,571	—	8,656,868
Financials	3,442,943	4,398,598	—	7,841,541
Consumer Staples	3,548,108	95,870	—	3,643,978
Industrials	1,190,865	1,223,018	—	2,413,883
Health Care	536,379	1,704,551	—	2,240,930
Energy	1,180,431	—	—	1,180,431
Materials	—	413,187	—	413,187
Preferred Stocks††	567,269	—	—	567,269
Short-Term Investments
Repurchase Agreements	—	82,134	—	82,134
Other Investment Companies	1,042,390	—	—	1,042,390

Total Investments in Securities	$24,522,496	$16,299,119	—	$40,821,615

†	All warrants held in the AMG Trilogy Global Equity Fund are Level 2 securities. For a detailed breakout of the warrants by major industry classification, please refer to the respective Schedule of Portfolio Investments
††	All preferred stocks held in AMG Trilogy Global Equity Fund are Level 3 securities and all preferred stocks held in AMG Trilogy Emerging Markets Equity Fund and AMG Trilogy Emerging Wealth Equity Fund are Level 1 securities. For a detailed breakout of the preferred stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of April 30, 2016, the AMG Trilogy Global Equity Fund had no transfers between levels from the beginning of the period.

As of April 30, 2016, the following Funds had transfers between Level 1 and Level 2 as follows:

	Transfer	Transfer out of	Transfer into	Transfer out of
AMG Trilogy Emerging Markets Equity Fund	into Level 1[1]	Level 1	Level 2	Level 2[1]
Assets:
Common Stocks	$1,548,608	—	—	$(1,548,608)

	Transfer	Transfer out of	Transfer into	Transfer out of
AMG Trilogy International Small Cap Fund	into Level 1[1]	Level 1	Level 2	Level 2[1]
Assets:
Common Stocks	$788,075	—	—	$(788,075)

	Transfer	Transfer out of	Transfer into	Transfer out of
AMG Trilogy Emerging Wealth Equity Fund	into Level 1[1]	Level 1[1]	Level 2[1]	Level 2[1]
Assets:
Common Stocks	$533,995	$(44,491)	$44,491	$(533,995)

[1]	An external pricing service is used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. (See Note 1(a) in the Notes to the Financial Statements)

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank and GDR (Global Depositary Receipt) are comparable, but foreign securities are held on deposit in a non-U.S. bank. The values of the ADR/GDR securities are determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

NVDR: NVDR after the name of a holding stands for Non-Voting Depositary Receipt. Investors receive the same financial benefits as those who invest in the company’s ordinary shares but without the involvement in company decision-making.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

April 30, 2016

	Trilogy Global Equity Fund	Trilogy Emerging Markets Equity Fund	Trilogy International Small Cap Fund	Trilogy Emerging Wealth Equity Fund
Assets:
Investments at value* (including securities on loan valued at $868,158, $3,214,906, $738,950 and $81,054, respectively)	$52,134,124	$98,486,606	$21,990,700	$40,821,615
Foreign currency**	133,136	1,036,150	30,709	83,527
Receivable for investments sold	392,674	619,229	565,106	—
Dividends, interest and other receivables	165,814	131,902	72,388	40,918
Receivable for Fund shares sold	106,769	7,113	28,071	214,164
Receivable from affiliate	—	—	7,282	—
Prepaid expenses	28,374	33,374	23,904	34,447
Total assets	52,960,891	100,314,374	22,718,160	41,194,671
Liabilities:
Payable upon return of securities loaned	902,195	3,315,262	819,688	82,134
Payable for Fund shares repurchased	72,232	8,826	17,407	306,491
Payable for investments purchased	44,084	549,149	833,040	—
Payable for foreign capital gains tax	7,954	11,574	9,075	1,713
Accrued expenses:
Investment advisory and management fees	19,417	55,046	17,230	24,492
Shareholder servicing fees - Investor Class	7	14	27	1
Shareholder servicing fees - Service Class	3,425	209	933	1,386
Distribution fees - Investor Class	7	14	27	2
Trustees fees and expenses	1,180	2,290	404	441
Other	49,763	54,189	35,258	20,554
Total liabilities	1,100,264	3,996,573	1,733,089	437,214
Net Assets	$51,860,627	$96,317,801	$20,985,071	$40,757,457
* Investments at cost	$50,808,257	$101,603,466	$21,478,473	$40,124,118
** Foreign currency at cost	$134,930	$1,030,235	$30,428	$81,727

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Trilogy Global Equity Fund	AMG Trilogy Emerging Markets Equity Fund	AMG Trilogy International Small Cap Fund	AMG Trilogy Emerging Wealth Equity Fund
Net Assets Represent:
Paid-in capital	$52,451,171	$113,258,377	$20,713,364	$41,923,166
Undistributed net investment income	181,043	234,658	23,680	115,158
Accumulated net realized loss from investments and foreign currency transactions	(2,089,765)	(14,053,160)	(257,457)	(1,979,019)
Net unrealized appreciation (depreciation) of investments and foreign currency translations	1,318,178	(3,122,074)	505,484	698,152
Net Assets	$51,860,627	$96,317,801	$20,985,071	$40,757,457
Investor Class:
Net Assets	$34,415	$69,581	$134,403	$9,287
Shares outstanding	3,728	9,536	14,264	1,000
Net asset value, offering and redemption price per share	$9.23	$7.30	$9.42	$9.29
Service Class:
Net Assets	$41,196,811	$982,567	$10,362,012	$16,867,683
Shares outstanding	4,501,350	135,093	1,091,970	1,816,837
Net asset value, offering and redemption price per share	$9.15	$7.27	$9.49	$9.28
Institutional Class:
Net Assets	$10,629,401	$95,265,653	$10,488,656	$23,880,487
Shares outstanding	1,164,528	13,166,869	1,103,753	2,570,961
Net asset value, offering and redemption price per share	$9.13	$7.24	$9.50	$9.29

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the six months ended April 30, 2016

		AMG Trilogy
	AMG	Emerging	AMG Trilogy	AMG Trilogy
	Trilogy Global	Markets	International	Emerging Wealth
	Equity Fund	Equity Fund	Small Cap Fund	Equity Fund
Investment Income:
Dividend income	$474,721	$957,974	$156,576	$347,047
Securities lending income	3,007	7,177	10,743	569
Interest income	78	—	—	—
Foreign withholding tax	(28,893)	(114,585)	(22,013)	(17,550)
Total investment income	448,913	850,566	145,306	330,066
Expenses:
Investment advisory and management fees	121,060	315,661	105,126	126,179
Shareholder servicing fees - Investor Class	43	67	162	7
Shareholder servicing fees - Service Class	21,567	1,314	5,717	10,047
Distribution fees - Investor Class	43	67	162	11
Professional fees	19,996	23,586	18,425	17,910
Custodian	18,872	55,518	15,008	14,036
Transfer agent	15,136	1,620	3,725	6,876
Registration fees	13,594	15,857	14,304	16,793
Reports to shareholders	8,550	8,009	5,842	6,241
Trustees fees and expenses	1,904	2,996	756	961
Miscellaneous	1,364	1,937	961	1,297
Expense repayments	—	—	—	4,373
Total expenses before offsets	222,129	426,632	170,188	204,731
Expense reimbursements	—	—	(48,498)	(5,397)
Expense reductions	(119)	—	—	—
Net expenses	222,010	426,632	121,690	199,334
Net investment income	226,903	423,934	23,616	130,732
Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(1,881,764)	(3,763,623)	(233,433)	(1,538,160)
Net realized gain (loss) on foreign currency transactions	(6,018)	7,387	(4,937)	9,772
Net change in unrealized appreciation (depreciation) of investments	(2,069,657)	5,835,645	(98,584)	1,993,406
Net change in unrealized appreciation (depreciation) on foreign currency translations	1,501	5,024	(3,761)	1,920
Net realized and unrealized gain (loss)	(3,955,938)	2,084,433	(340,715)	466,938
Net increase (decrease) in net assets resulting from operations	$(3,729,035)	$2,508,367	$(317,099)	$597,670

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended April 30, 2016 (unaudited) and the fiscal year ended October 31, 2015

	AMG Trilogy Global		AMG Trilogy Emerging Markets
	Equity Fund		Equity Fund
	April 30,	October 31,	April 30,	October 31,
	2016	2015	2016	2015
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$226,903	$703,973	$423,934	$1,251,246
Net realized gain (loss) on investments and foreign currency transactions	(1,887,782)	5,667,192	(3,756,236)	(8,021,274)
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	(2,068,156)	(4,244,538)	5,840,669	(15,786,282)
Net increase (decrease) in net assets resulting from operations	(3,729,035)	2,126,627	2,508,367	(22,556,310)
Distributions to Shareholders:
From net investment income:
Investor Class	(190)	—	(298)	—
Service Class	(512,937)	(816,053)	(6,337)	(362,340)
Institutional Class	(136,766)	(224,829)	(1,048,317)	(1,654,715)
From net realized gain on investments:
Investor Class	(3,528)	(2,211)	—	—
Service Class	(4,558,430)	(3,411,820)	—	—
Institutional Class	(1,103,571)	(874,193)	—	—
Total distributions to shareholders	(6,315,422)	(5,329,106)	(1,054,952)	(2,017,055)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	2,196,244	(8,568,903)	(1,828,718)	(15,417,740)
Total decrease in net assets	(7,848,213)	(11,771,382)	(375,303)	(39,991,105)
Net Assets:
Beginning of Period	59,708,840	71,480,222	96,693,104	136,684,209
End of Period	$51,860,627	$59,708,840	$96,317,801	$96,693,104
End of Period undistributed net investment income	$181,043	$604,033	$234,658	$865,676

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2016 (unaudited) and the fiscal year ended October 31, 2015

	AMG Trilogy International		AMG Trilogy Emerging Wealth
	Small Cap Fund		Equity Fund
	April 30,	October 31,	April 30,	October 31,
	2016	2015	2016	2015*
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$23,616	$142,188	$130,732	$103,665
Net realized gain (loss) on investments and foreign currency transactions	(238,370)	555,540	(1,528,388)	(491,159)
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	(102,345)	(400,989)	1,995,326	(1,297,174)
Net increase (decrease) in net assets resulting from operations	(317,099)	296,739	597,670	(1,684,668)
Distributions to Shareholders:
From net investment income:
Investor Class	(128)	—	—	—
Service Class	(54,509)	—	(41,684)	—
Institutional Class	(66,596)	—	(37,036)	—
From net realized gain on investments:
Investor Class	(3,212)	(10,074)	—	—
Service Class	(263,499)	(685,371)	—	—
Institutional Class	(262,341)	(800,050)	—	—
Total distributions to shareholders	(650,285)	(1,495,495)	(78,720)	—
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(567,055)	(53,146)	10,015,661	31,907,514
Total increase (decrease) in net assets	(1,534,439)	(1,251,902)	10,534,611	30,222,846
Net Assets:
Beginning of period	22,519,510	23,771,412	30,222,846	—
End of period	$20,985,071	$22,519,510	$40,757,457	$30,222,846
End of period undistributed net investment income	$23,680	$121,297	$115,158	$63,146

*	Commencement of operations was on March 20, 2015.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Global Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

		For the six months ended April 30, 2016	For the fiscal years ended October 31,			For the fiscal period ended
Investor Class		(unaudited)	2015	2014	2013	October 31, 2012 *
Net Asset Value, Beginning of Period		$11.01	$11.45	$12.06	$9.76	$10.02
Income from Investment Operations:
Net investment income[1,2]		0.02	0.07	0.10	0.10	0.07
Net realized and unrealized gain (loss) on investments		(0.68)	0.17	0.39	2.27	(0.33)
Total income (loss) from investment operations		(0.66)	0.24	0.49	2.37	(0.26)
Less Distributions to Shareholders from:
Net investment income		(0.06)	—	(0.09)	(0.07)	—
Net realized gain on investments		(1.06)	(0.68)	(1.01)	—	—
Total distributions to shareholders		(1.12)	(0.68)	(1.10)	(0.07)	—
Net Asset Value, End of Period		$9.23	$11.01	$11.45	$12.06	$9.76
Total Return[2]		(6.39)%[4,7]	2.12%	4.22%	24.47%	(2.59)%[4]
Ratio of net expenses to average net assets (with offsets/reductions)		1.25%[5]	1.24%	1.21%	1.18%[6]	1.05%[5]
Ratio of expenses to average net assets (with offsets)		1.25%[5]	1.24%	1.22%	1.19%[6]	1.07%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]		1.25%[5]	1.24%	1.22%	1.19%[6]	1.07%[5]
Ratio of net investment income to average net assets[2]		0.43%[5]	0.58%	0.86%	0.90%[6]	1.04%[5]
Portfolio turnover		21%[4]	49%	49%	58%	78%[4]
Net assets at end of period (000’s omitted)		$34	$39	$37	$626	$13

	For the six months ended April 30, 2016	For the fiscal years ended October 31,				For the fiscal period ended
Service Class	(unaudited)	2015	2014	2013	2012	October 31, 2011**
Net Asset Value, Beginning of Period	$10.97	$11.52	$12.13	$9.79	$9.02	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.04	0.12	0.17	0.13	0.08	0.02
Net realized and unrealized gain (loss) on investments	(0.69)	0.18	0.37	2.29	0.72	(1.00)
Total income (loss) from investment operations	(0.65)	0.30	0.54	2.42	0.80	(0.98)
Less Distributions to Shareholders from:
Net investment income	(0.12)	(0.16)	(0.13)	(0.08)	(0.03)	—
Net realized gain on investments	(1.05)	(0.69)	(1.02)	—	—	—
Total distributions to shareholders	(1.17)	(0.85)	(1.15)	(0.08)	(0.03)	—
Net Asset Value, End of Period	$9.15	$10.97	$11.52	$12.13	$9.79	$9.02
Total Return[2]	(6.26)%[4,7]	2.66%	4.57%	24.84%	8.91%	(9.80)%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	0.85%[5]	0.83%	0.81%	0.78%[6]	1.02%	1.21%[5]
Ratio of expenses to average net assets (with offsets)	0.85%[5]	0.83%	0.82%	0.79%[6]	1.04%	1.21%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.85%[5]	0.83%	0.82%	0.79%[6]	1.04%	1.46%[5]
Ratio of net investment income to average net assets[2]	0.82%[5]	1.05%	1.44%	1.20%[6]	0.85%	0.29%[5]
Portfolio turnover	21%[4]	49%	49%	58%	78%	40%[4]
Net assets at end of period (000’s omitted)	$41,197	$48,134	$56,773	$53,740	$59,584	$23,215

AMG Trilogy Global Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2016	For the fiscal years ended October 31,				For the fiscal period ended
Institutional Class	(unaudited)	2015	2014	2013	2012	October 31, 2011**
Net Asset Value, Beginning of Period	$10.95	$11.50	$12.10	$9.78	$9.03	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.04	0.13	0.17	0.14	0.09	0.08
Net realized and unrealized gain (loss) on investments	(0.68)	0.19	0.38	2.27	0.70	(1.05)
Total income (loss) from investment operations	(0.64)	0.32	0.55	2.41	0.79	(0.97)
Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.18)	(0.14)	(0.09)	(0.04)	—
Net realized gain on investments	(1.05)	(0.69)	(1.01)	—	—	—
Total distributions to shareholders	(1.18)	(0.87)	(1.15)	(0.09)	(0.04)	—
Net Asset Value, End of Period	$9.13	$10.95	$11.50	$12.10	$9.78	$9.03
Total Return[2]	(6.17)%[4,7]	2.77%	4.75%[7]	24.87%[7]	8.76%	(9.70)%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	0.75%[5]	0.72%	0.71%	0.68%[6]	0.85%	1.00%[5]
Ratio of expenses to average net assets (with offsets)	0.75%[5]	0.72%	0.72%	0.69%[6]	0.87%	1.00%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.75%[5]	0.72%	0.72%	0.69%[6]	0.87%	1.25%[5]
Ratio of net investment income to average net assets[2]	0.93%[5]	1.16%	1.51%	1.25%[6]	0.92%	1.26%[5]
Portfolio turnover	21%[4]	49%	49%	58%	78%	40%[4]
Net assets at end of period (000’s omitted)	$10,629	$11,535	$14,670	$13,984	$12,998	$11,512

AMG Trilogy Emerging Markets Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

		For the six months ended April 30, 2016	For the fiscal years ended October 31,			For the fiscal period ended
Investor Class		(unaudited)	2015	2014	2013	October 31, 2012 *
Net Asset Value, Beginning of Period		$7.23	$8.83	$8.73	$8.57	$9.35
Income from Investment Operations:
Net investment income[1,2]		0.02	0.06	0.11 [8]	0.08	0.08
Net realized and unrealized gain (loss) on investments		0.09	(1.66)	0.02	0.14	(0.86)
Total income (loss) from investment operations		0.11	(1.60)	0.13	0.22	(0.78)
Less Distributions to Shareholders from:
Net investment income		(0.04)	—	(0.03)	(0.06)	—
Net Asset Value, End of Period		$7.30	$7.23	$8.83	$8.73	$8.57
Total Return[2]		1.66%[4,7]	(18.12)%[7]	1.55%	2.51%[7]	(8.34)%[4,7]
Ratio of net expenses to average net assets (with offsets/reductions)		1.44%[5]	1.45%	1.42%	1.55%[9,10]	1.30%[5]
Ratio of expenses to average net assets (with offsets)		1.44%[5]	1.45%	1.43%	1.56%[9,10]	1.30%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]		1.44%[5]	1.45%	1.43%	1.56%[9,10]	1.31%[5]
Ratio of net investment income to average net assets[2]		0.50%[5]	0.76%	1.30%	1.00%[9,10]	1.37%[5]
Portfolio turnover		18%[4]	45%	35%	47%	32%[4]
Net assets at end of period (000’s omitted)		$70	$57	$79	$291	$9

	For the six months ended April 30, 2016	For the fiscal years ended October 31,				For the fiscal period ended
Service Class	(unaudited)	2015	2014	2013	2012	October 31, 2011**
Net Asset Value, Beginning of Period	$7.19	$8.88	$8.78	$8.58	$8.62	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.02	0.05	0.12 [8]	0.07	0.11	0.09
Net realized and unrealized gain (loss) on investments	0.10	(1.62)	0.04	0.17	(0.14)	(1.47)
Total income (loss) from investment operations	0.12	(1.57)	0.16	0.24	(0.03)	(1.38)
Less Distributions to Shareholders from:
Net investment income	(0.04)	(0.12)	(0.06)	(0.04)	(0.01)	—
Net Asset Value, End of Period	$7.27	$7.19	$8.88	$8.78	$8.58	$8.62
Total Return[2]	1.67%[4,7]	(17.82)%	1.85%	2.82%	(0.33)%	(13.80)%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	1.19%[5]	1.00%	1.04%	1.15%[9,10]	1.25%	1.09%[5]
Ratio of expenses to average net assets (with offsets)	1.19%[5]	1.00%	1.05%	1.16%[9,10]	1.25%	1.10%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.19%[5]	1.00%	1.05%	1.16%[9,10]	1.26%	2.76%[5]
Ratio of net investment income to average net assets[2]	0.69%[5]	0.65%	1.37%	0.84%[9,10]	1.29%	1.50%[5]
Portfolio turnover	18%[4]	45%	35%	47%	32%	20%[4]
Net assets at end of period (000’s omitted)	$983	$1,203	$26,239	$28,093	$15,710	$44

AMG Trilogy Emerging Markets Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2016	For the fiscal years ended October 31,				For the fiscal period ended
Institutional Class	(unaudited)	2015	2014	2013	2012	October 31, 2011**
Net Asset Value, Beginning of Period	$7.20	$8.89	$8.78	$8.59	$8.62	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.03	0.09	0.13 [8]	0.08	0.10	0.10
Net realized and unrealized gain (loss) on investments	0.09	(1.65)	0.05	0.17	(0.12)	(1.48)
Total income (loss) from investment operations	0.12	(1.56)	0.18	0.25	(0.02)	(1.38)
Less Distributions to Shareholders from:
Net investment income	(0.08)	(0.13)	(0.07)	(0.06)	(0.01)	—
Net Asset Value, End of Period	$7.24	$7.20	$8.89	$8.78	$8.59	$8.62
Total Return[2]	1.94%[4,7]	(17.69)%[7]	2.05%[7]	2.85%[7]	(0.20)%	(13.80)%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	0.94%[5]	0.95%	0.92%	1.05%[9,10]	1.05%	1.09%[5]
Ratio of expenses to average net assets (with offsets)	0.94%[5]	0.95%	0.93%	1.06%[9,10]	1.05%	1.10%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.94%[5]	0.95%	0.93%	1.06%[9,10]	1.06%	2.76%[5]
Ratio of net investment income to average net assets[2]	0.94%[5]	1.18%	1.53%	0.93%[9,10]	1.18%	1.58%[5]
Portfolio turnover	18%[4]	45%	35%	47%	32%	20%[4]
Net assets at end of period (000’s omitted)	$95,266	$95,434	$110,366	$103,538	$75,201	$11,284

AMG Trilogy International Small Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2016	For the fiscal years ended October 31,				For the fiscal period ended
Investor Class	(unaudited)	2015	2014	2013	2012	October 31, 2011#
Net Asset Value, Beginning of Period	$9.80	$10.40	$11.05	$9.22	$8.33	$9.76
Income from Investment Operations:
Net investment income (loss)[1,2]	(0.01)	0.02	0.08 [8]	0.04 [12]	0.10	0.00 [13]
Net realized and unrealized gain (loss) on investments	(0.13)	0.05	(0.39)	1.90	0.82	(1.43)
Total income (loss) from investment operations	(0.14)	0.07	(0.31)	1.94	0.92	(1.43)
Less Distributions to Shareholders from:
Net investment income	(0.01)	—	(0.34)	(0.11)	(0.03)	—
Net realized gain on investments	(0.23)	(0.67)	—	—	—	—
Total distributions to shareholders	(0.24)	(0.67)	(0.34)	(0.11)	(0.03)	—
Net Asset Value, End of Period	$9.42	$9.80	$10.40	$11.05	$9.22	$8.33
Total Return[2]	(1.47)%[4,7]	0.90%	(2.93)%[7]	21.26%[7]	11.13%	(14.65)%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	1.60%[5]	1.60%	1.60%	1.62%[11]	1.35%	1.35%[5]
Ratio of expenses to average net assets (with offsets)	1.60%[5]	1.60%	1.60%	1.62%[11]	1.35%	1.35%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	2.06%[5]	2.08%	2.00%	1.92%[11]	1.92%	2.58%[5]
Ratio of net investment income (loss) to average net assets[2]	(0.20)%[5]	0.15%	0.75%	0.42%[11]	1.16%	0.74%[5]
Portfolio turnover	41%[4]	68%	65%	61%	56%	52%[4]
Net assets at end of period (000’s omitted)	$134	$136	$155	$4,915	$157	$9

	For the six months ended April 30, 2016	For the fiscal years ended October 31,				For the fiscal period ended
Service Class	(unaudited)	2015	2014	2013	2012	October 31, 2011**
Net Asset Value, Beginning of Period	$9.89	$10.45	$11.09	$9.22	$8.33	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.01	0.06	0.15 [8]	0.08 [12]	0.10	0.03
Net realized and unrealized gain (loss) on investments	(0.13)	0.06	(0.42)	1.90	0.83	(1.70)
Total income (loss) from investment operations	(0.12)	0.12	(0.27)	1.98	0.93	(1.67)
Less Distributions to Shareholders from:
Net investment income	(0.05)	—	(0.37)	(0.11)	(0.04)	—
Net realized gain on investments	(0.23)	(0.68)	—	—	—	—
Total distributions to shareholders	(0.28)	(0.68)	(0.37)	(0.11)	(0.04)	—
Net Asset Value, End of Period	$9.49	$9.89	$10.45	$11.09	$9.22	$8.33
Total Return[2]	(1.24)%[4,7]	1.33%	(2.56)%[7]	21.70%[7]	11.23%	(16.70)%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	1.21%[5]	1.21%	1.21%	1.22%[11]	1.29%	1.14%[5]
Ratio of expenses to average net assets (with offsets)	1.21%[5]	1.21%	1.21%	1.22%[11]	1.29%	1.14%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.67%[5]	1.69%	1.61%	1.52%[11]	1.89%	2.33%[5]
Ratio of net investment income to average net assets[2]	0.18%[5]	0.59%	1.35%	0.82%[11]	1.10%	0.57%[5]
Portfolio turnover	41%[4]	68%	65%	61%	56%	52%[4]
Net assets at end of period (000’s omitted)	$10,362	$11,250	$10,513	$13,206	$3,825	$78

AMG Trilogy International Small Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2016	For the fiscal years ended October 31,				For the fiscal period ended
Institutional Class	(unaudited)	2015	2014	2013	2012	October 31, 2011**
Net Asset Value, Beginning of Period	$9.91	$10.46	$11.10	$9.23	$8.33	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.01	0.07	0.16 [8]	0.10 [12]	0.09	0.09
Net realized and unrealized gain (loss) on investments	(0.13)	0.06	(0.42)	1.89	0.85	(1.76)
Total income (loss) from investment operations	(0.12)	0.13	(0.26)	1.99	0.94	(1.67)
Less Distributions to Shareholders from:
Net investment income	(0.06)	—	(0.38)	(0.12)	(0.04)	—
Net realized gain on investments	(0.23)	(0.68)	—	—	—	—
Total distributions to shareholders	(0.29)	(0.68)	(0.38)	(0.12)	(0.04)	—
Net Asset Value, End of Period	$9.50	$9.91	$10.46	$11.10	$9.23	$8.33
Total Return[2]	(1.23)%[4,7]	1.44%	(2.47)%[7]	21.88%[7]	11.39%	(16.70)%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	1.10%[5]	1.10%	1.10%	1.12%[11]	1.10%	1.10%[5]
Ratio of expenses to average net assets (with offsets)	1.10%[5]	1.10%	1.10%	1.12%[11]	1.10%	1.10%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.56%[5]	1.58%	1.50%	1.42%[11]	1.82%	2.24%[5]
Ratio of net investment income to average net assets[2]	0.29%[5]	0.65%	1.45%	1.04%[11]	1.09%	1.37%[5]
Portfolio turnover	41%[4]	68%	65%	61%	56%	52%[4]
Net assets at end of period (000’s omitted)	$10,489	$11,133	$13,103	$15,085	$12,552	$11,443

AMG Trilogy Emerging Wealth Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal
	April 30, 2016	period ended
Investor Class	(unaudited)	October 31, 2015##
Net Asset Value, Beginning of Period	$9.34	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.02	0.04
Net realized and unrealized gain (loss) on investments	(0.07)	(0.70)
Total loss from investment operations	(0.05)	(0.66)
Net Asset Value, End of Period	$9.29	$9.34
Total Return[2]	(0.54)%[4,7]	(6.60)%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	1.44%[5]	1.33%[5]
Ratio of expenses to average net assets (with offsets)	1.44%[5]	1.33%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.47%[5]	1.65%[5]
Ratio of net investment income to average net assets[2]	0.36%[5]	0.65%[5]
Portfolio turnover	40%[4]	45%[4]
Net assets at end of period (000’s omitted)	$9	$9

	For the six
	months ended	For the fiscal
	April 30, 2016	period ended
Service Class	(unaudited)	October 31, 2015##
Net Asset Value, Beginning of Period	$9.34	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.03	0.04
Net realized and unrealized loss on investments	(0.07)	(0.70)
Total loss from investment operations	(0.04)	(0.66)
Less Distributions to Shareholders from:
Net investment income	(0.02)	—
Net Asset Value, End of Period	$9.28	$9.34
Total Return[2]	(0.45)%[4,7]	(6.60)%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	1.15%[5]	1.16%[5]
Ratio of expenses to average net assets (with offsets)	1.15%[5]	1.16%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.19%[5]	1.45%[5]
Ratio of net investment income to average net assets[2]	0.65%[5]	0.61%[5]
Portfolio turnover	40%[4]	45%[4]
Net assets at end of period (000’s omitted)	$16,868	$22,432

AMG Trilogy Emerging Wealth Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal
	April 30, 2016	period ended
Institutional Class	(unaudited)	October 31, 2015##
Net Asset Value, Beginning of Period	$9.35	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.04	0.04
Net realized and unrealized loss on investments	(0.07)	(0.69)
Total loss from investment operations	(0.03)	(0.65)
Less Distributions to Shareholders from:
Net investment income	(0.03)	—
Net Asset Value, End of Period	$9.29	$9.35
Total Return[2]	(0.36)%[4,7]	(6.50)%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	1.05%[5]	1.05%[5]
Ratio of expenses to average net assets (with offsets)	1.05%[5]	1.05%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.07%[5]	1.50%[5]
Ratio of net investment income to average net assets[2]	0.82%[5]	0.64%[5]
Portfolio turnover	40%[4]	45%[4]
Net assets at end of period (000’s omitted)	$23,880	$7,782

Notes to Financial Highlights

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

*	Commencement of operations was on March 1, 2012.
**	Commencement of operations was on March 1, 2011.
#	Commencement of operations was on July 15, 2011.
##	Commencement of operations was on March 20, 2015.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1 (c) and 2 in the Notes to the Financial Statements.)
[4]	Not annualized.
[5]	Annualized.
[6]	Includes non-routine extraordinary expenses amounting to 0.024%, 0.027% and 0.026% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[7]	Total return is based on the Financial Statement Net Asset Values as shown above.
[8]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.10, $0.11, and $0.12 for AMG Trilogy Emerging Markets Equity Fund’s Investor Class, Service Class and Institutional Class, respectively, and $0.07, $0.14 and $0.15 for AMG Trilogy International Small Cap Fund’s Investor Class, Service Class and Institutional Class, respectively.
[9]	Includes non-routine extraordinary expenses amounting to 0.018%, 0.021% and 0.023% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[10]	Includes tax expense of $112 or 0.06%, $9,694 or 0.05% and $36,132 or 0.04% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[11]	Includes non-routine extraordinary expenses amounting to 0.016%, 0.019% and 0.022% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[12]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, $0.06, and $0.08 for AMG Trilogy International Small Cap Fund’s Investor Class, Service Class and Institutional Class, respectively.
[13]	Rounds to less than $0.01.

Notes to Financial Statements (unaudited)

April 30, 2016

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”), is an open-end management investment company, organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Trilogy Global Equity Fund (“Global Equity”), AMG Trilogy Emerging Markets Equity Fund (“Emerging Markets Equity”), AMG Trilogy International Small Cap Fund (“International Small Cap”) and AMG Trilogy Emerging Wealth Equity Fund (“Emerging Wealth Equity”), each a “Fund” and collectively the “Funds.” Emerging Markets Equity, International Small Cap and Emerging Wealth Equity will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the six months ended April 30, 2016, Emerging Wealth Equity had redemption fees amounting to $16. These amounts are netted against the cost of shares repurchased in the Statements of Changes in Net Assets.

The Emerging Wealth Equity Fund has a performance inception date of March 19, 2015. The Fund’s commencement of operations was on March 20, 2015.

Each Fund offers three classes of shares: Investor Class, Service Class and Institutional Class. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework

38

Notes to Financial Statements (continued)

for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g.,debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded as soon as the Trust becomes aware of the ex-dividend date except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

Investment income, realized and unrealized gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Global Equity had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of the Fund’s expenses. For the six months ended April 30, 2016, the amount by which the Fund’s expenses were reduced and the impact on the expense ratio, if any, was $119 or 0.00%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2016, the Funds’ custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the six months ended April 30, 2016, overdraft fees for International Small Cap equaled $10.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to foreign currency and temporary differences are due to wash sales.

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of October 31, 2015 and for all open tax years (generally, the three

39

Notes to Financial Statements (continued)

prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of April 30, 2016, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts
Fund	Short-Term		Long-Term	Expires
Global Equity
(Post-Enactment)	—		—	n/a
Emerging Markets Equity
(Post-Enactment)	$1,756,184	*	$6,807,575	Unlimited
International Small Cap
(Post-Enactment)	—		—	n/a
Emerging Wealth Equity
(Post-Enactment)	$422,985	*	—	Unlimited

*	The Fund’s ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on results of share ownership activity.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the six months ended April 30, 2016 (unaudited) and the fiscal year ended October 31, 2015, the capital stock transactions by class for Global Equity, Emerging Markets Equity, International Small Cap and Emerging Wealth Equity were as follows:

	Global Equity				Emerging Markets Equity
	2016		2015		2016		2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	—	—	6,075	$70,375	2,743	$19,435	2,668	$22,339
Reinvestment of distributions	390	$3,718	201	2,211	43	298	—	—
Cost of shares repurchased	(221)	(2,412)	(5,962)	(67,388)	(1,086)	(7,399)	(3,791)	(28,493)

Net increase (decrease)	169	$1,306	314	$5,198	1,700	$12,334	(1,123)	$(6,154)

Service Class:
Proceeds from sale of shares	322,507	$2,940,152	769,236	$8,448,489	—	—	292,146	$2,292,973
Reinvestment of distributions	536,085	5,071,367	387,878	4,227,873	918	$6,318	44,671	362,279
Cost of shares repurchased	(746,334)	(6,862,684)	(1,694,233)	(18,817,832)	(33,036)	(215,112)	(3,123,429)	(25,170,347)

Net increase (decrease)	112,258	$1,148,835	(537,119)	$(6,141,470)	(32,118)	$(208,794)	(2,786,612)	$(22,515,095)

Institutional Class:
Proceeds from sale of shares	3,408	$31,042	10,057	$112,748	1,061,717	$6,323,753	2,024,291	$15,864,706
Reinvestment of distributions	131,531	1,240,337	101,106	1,099,021	144,424	987,860	171,386	1,389,941
Cost of shares repurchased	(24,187)	(225,276)	(332,539)	(3,644,400)	(1,299,254)	(8,943,871)	(1,349,345)	(10,151,138)

Net increase (decrease)	110,752	$1,046,103	(221,376)	$(2,432,631)	(93,113)	$(1,632,258)	846,332	$7,103,509

Notes to Financial Statements (continued)

	International Small Cap				Emerging Wealth Equity*
	2016		2015		2016		2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	—	—	611	$6,050	—	—	2,381	$24,296
Reinvestment of distributions	348	$3,340	1,058	10,074	—	—	—	—
Cost of shares repurchased	—	—	(2,681)	(25,247)	—	—	(1,381)	(13,045)

Net increase (decrease)	348	$3,340	(1,012)	$(9,123)	—	—	1,000	$11,251

Service Class:
Proceeds from sale of shares	59,909	$547,404	227,419	$2,263,066	149,832	$1,301,268	2,599,731	$25,759,774
Reinvestment of distributions	33,023	318,008	71,542	685,371	4,561	41,684	—	—
Cost of shares repurchased	(138,061)	(1,265,453)	(167,901)	(1,689,938)	(738,312)	(6,714,394)	(198,975)	(1,932,813)

Net increase (decrease)	(45,129)	$(400,041)	131,060	$1,258,499	(583,919)	$(5,371,442)	2,400,756	$23,826,961

Institutional Class:
Proceeds from sale of shares	—	—	—	—	1,778,551	$15,748,229	832,105	$8,069,461
Reinvestment of distributions	34,122	$328,937	83,426	$800,050	1,109	10,136	—	—
Cost of shares repurchased	(53,405)	(499,291)	(213,099)	(2,102,572)	(40,785)	(371,262)	(19)	(159)

Net increase (decrease)	(19,283)	$(170,354)	(129,673)	$(1,302,522)	1,738,875	$15,387,103	832,086	$8,069,302

*	Commencement of operations was on March 20, 2015.

At April 30, 2016, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Emerging Markets Equity - two collectively own 91%; International Small Cap - two collectively own 27%; Emerging Wealth Equity - one owns 46%. Transactions by these shareholders may have a material impact on their respective Funds.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Additionally, the Funds may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by BNYM (the “Program”), provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM.

At April 30, 2016, the market value of repurchase agreements or joint repurchase agreements outstanding for Global Equity, Emerging Markets Equity,

International Small Cap and Emerging Wealth Equity were $902,195, $3,315,262, $819,688 and $82,134, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing

41

Notes to Financial Statements (continued)

auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, and would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Trilogy Global Advisors, L.P. (“Trilogy”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Trilogy.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2016, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Global Equity	0.45%
Emerging Markets Equity	0.70%
International Small Cap	1.00%
Emerging Wealth Equity	0.70%

The Investment Manager has contractually agreed, through at least March 1, 2017, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Global Equity, Emerging Markets Equity, International Small Cap and Emerging Wealth Equity to 1.00%, 1.05%, 1.10% and 1.05%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

The International Small Cap and Emerging Wealth Equity Funds are obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s contractual expense limitation amount.

For the six months ended April 30, 2016, each Fund’s expiration of reimbursement are as follows:

	International	Emerging Wealth
Expiration Period	Small Cap	Equity
Less than 1 year*	$82,032	—
Within 2 years	125,140	—
Within 3 years	115,700	$56,004

Total Amount Subject to Reimbursement	$322,872	$56,004

*	A portion of this represents the expiration amount through the fiscal year ended October 31, 2016 of $43,536 and $0 for International Small Cap and Emerging Wealth Equity, respectively.

The Funds are distributed by AMG Distributors, Inc., (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributors up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class shares.

For each of the Investor, Service and Institutional Classes, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to third parties such as bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Investor, Service and Institutional Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net asset value as shown in the table below. At April 30, 2016, there were no shareholder servicing fees for the Institutional Classes.

Notes to Financial Statements (continued)

The impact on the annualized expense ratios for the six months ended April 30, 2016, were as follows:

	Maximum	Actual
	Amount	Amount
Fund	Allowed	Incurred
Global Equity
Investor Class	0.25%	0.25%
Service Class	0.25%	0.10%
Institutional Class	0.05%	0.00%
Emerging Markets Equity
Investor Class	0.25%	0.25%
Service Class	0.25%	0.25%
Institutional Class	0.05%	0.00%
International Small Cap
Investor Class	0.25%	0.25%
Service Class	0.25%	0.11%
Institutional Class	0.05%	0.00%
Emerging Wealth Equity
Investor Class	0.15%	0.15%
Service Class	0.15%	0.10%
Institutional Class	—	—

The Board provides supervision of the affairs of the Trust, other trusts within the AMG Funds family and other affiliated funds. The Trustees of the Trust who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission has granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended April 30, 2016, the following Funds either borrowed from or lent to other Funds in the AMG Funds family: Global Equity lent $1,018,988 for three days earning interest of $78. The interest amount is included in the Statement of Operations as interest income. Emerging Markets Equity borrowed varying amounts not exceeding $3,005,600 for four days paying interest of $170. The interest amount is included in the Statement of Operations as miscellaneous expense. At April 30, 2016, the Funds had no loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended April 30, 2016, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Global Equity	$10,961,095	$14,585,593
Emerging Markets Equity	16,300,020	18,945,754
International Small Cap	8,618,667	9,579,895
Emerging Wealth Equity	24,136,537	13,712,501

The Funds had no purchases or sales of U.S. Government obligations during the six months ended.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

Notes to Financial Statements (continued)

At April 30, 2016, the value of the securities loaned and cash collateral received, were as follows:

		Cash
	Securities	Collateral
Fund	Loaned	Received
Global Equity	$868,158	$902,195
Emerging Markets Equity	3,214,906	3,315,262
International Small Cap	738,950	819,688
Emerging Wealth Equity	81,054	82,134

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open repurchase agreements that are subject to a master netting agreement as of April 30, 2016:

	Net Amounts of Assets	Gross Amount Not Offset in the Statement of Assets and Liabilities
	Presented in the Statement of	Financial Instruments	Cash Collateral
Fund	Assets and Liabilities	Collateral	Received	Net Amount
Global Equity
Nomura Securities International, Inc.	$902,195	$902,195	—	—

Emerging Markets Equity
BNP Paribas Securities Corp.	$315,262	$315,262	—	—
Citigroup Global Markets, Inc.	1,000,000	1,000,000
Deutsche Bank Securities, Inc.	1,000,000	1,000,000	—	—
Nomura Securities International, Inc.	1,000,000	1,000,000	—	—

Total	$3,315,262	$3,315,262	—	—

International Small Cap
Nomura Securities International, Inc.	$819,688	$819,688	—	—

Emerging Wealth Equity			—	—
Nomura Securities International, Inc.	$82,134	$82,134

7. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

SUBADVISOR

Trilogy Global Advisors, L.P.

1140 Avenue of the Americas, 18th   Floor

New York, NY 10036

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers, III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com        |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMGGW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

| www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	July 7, 2016

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	July 7, 2016